Lease Arrangements - Minimum Lease Payments Expensed (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 TWD ($)
Disclosure Of Finance Lease And Operating Leases By Lessee [Abstract]
Minimum lease payments	$ 4,243.1